Accrued Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Deferred income	$ 361	$ 338
Interest on debt	267	310
Employee costs	202	223
Refundable deposits	0	160
Property taxes	63	55
Asset retirement obligations	53	61
Other, including other loss contingencies	221	301
Other accrued liabilities	$ 1,167	$ 1,448